Stockholders’ Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Stockholders’ Equity
Stockholders’ Equity
a) Class A Common Stock
Shares of the Company’s Class A common stock issued and outstanding as of March 31, 2019 and December 31, 2018 were 28,985,996 and 26,851,832, respectively.
IPO Over-allotment Option
On January 23, 2019, the underwriters of the Company’s IPO partially exercised their over-allotment option by purchasing 229,019 shares of the Company’s Class A common stock at the public offering price of $13.00 per shares of Class A common stock. The net proceeds to the Company from this transaction were approximately $3.0 million.
MSF agreed to pay all underwriting discounts, commissions and offering expenses with respect to the IPO, including the over-allotment option.
Private Placements
On February 1, 2019 and February 28, 2019, the Company issued and sold 153,846 and 1,750,000 shares of its Class A common stock, respectively, in private placements exempt from registration under Section 4(a)(2) of the Securities Act and Securities and SEC Rule 506 (the “Private Placements”). The net proceeds to the Company from the Private Placements totaled approximately $26.7 million.
b) Class B Common Stock and Treasury Stock
Shares of the Company’s Class B common stock issued as of March 31, 2019 and December 31, 2018 were 17,751,053. As of March 31, 2019 and December 31, 2018, there were 14,218,596 shares and 16,330,917 shares of Class B common stock outstanding. As of March 31, 2019 and December 31, 2018, the Company had 3,532,457 shares and 1,420,136 shares of Class B common stock, respectively, held as treasury stock under the cost method.
On March 7, 2019, the Company repurchased all of MSF’s 2,112,321 remaining shares of nonvoting Class B common stock at a weighted average price of $13.48 per share with proceeds from the IPO over-allotment exercise and the Private Placements, representing an aggregate purchase price of approximately $28.5 million. The aforementioned 2,112,321 shares of Class B common stock are held in treasury stock under the cost method.
Following this repurchase, MSF no longer owns any shares of the Company’s Class A common stock or Class B common stock. Additionally, MSF no longer has any rights to register Company shares for resale.
e) Dividends
On March 13, 2018, the Company paid a special, one-time, cash dividend of $40.0 million to MSF, or $0.94 per common share.

Stockholders’ Equity
(a) Amended and Restated Articles of Incorporation
On February 6, 2018, the Company filed amended and restated articles of incorporation with the Secretary of State of Florida. Pursuant to the amended and restated articles, the total number of authorized Company shares of all classes is 550,000,000, consisting of the following classes:

Class	Number of Shares	Par Value per Share
Common Stock:
Class A	400,000,000	$0.10
Class B	100,000,000	0.10
	500,000,000
Preferred Stock	50,000,000	0.10
	550,000,000

Common Stock
Holders of shares of Class A common stock and shares of Class B common stock have identical rights in all respects other than voting rights. Shares of Class B common stock are not convertible into shares of Class A common stock or vice versa. Holders of shares of Class A common stock are entitled to one vote per share on all matters. Holders of Class B common stock are entitled to one-tenth of a vote per share of Class B common stock, voting (i) together with the Class A common stock as a single voting group on proposals to appoint the Company’s independent auditors, if the Company seeks such a vote, (ii) as required by the Florida Business Corporation Act, and (iii) as a single voting group in other circumstances, including a reorganization event that adversely affects the rights of the Class B common stock.
Preferred Stock
The Board of Directors is authorized to provide for and designate, out of the authorized but unissued shares of Preferred Stock, one or more series of Preferred Stock and, with respect to each such series, to fix the number of shares, the price, dividend rates, rights, preferences, privileges and restrictions, including voting rights, of one or more series of preferred stock from time to time, without any vote or further action by the shareholders. There are currently no outstanding shares of preferred stock.
Dividends
Dividends shall be payable only when, as and if declared by the Board of Directors from lawful available funds, and may be paid in cash, property, or shares of any class or series or other securities or evidences of indebtedness of the Company or any other issuer, as may be determined by resolution or resolutions of the Board of Directors. Shares of Class B common stock are not entitled to receive dividends or distributions payable in shares of Class A common stock.

b) Stock Splits
On February 6, 2018, the Company exchanged 100% of the 298,570,328 shares of Class A common stock and 215,188,764 shares of Class B common stock outstanding, for 74,212,408 shares of Class A common stock and 53,253,157 shares of Class B common stock (the “Exchange”). This facilitated the distribution in the Spin-off of one share of Class A and Class B common stock for each outstanding share of MSF Class A and Class B common stock, respectively.
On October 23, 2018, the Company completed a 1-for-3 reverse stock split of the Company’s issued and outstanding shares of its Class A and Class B common stock (the “Stock Split”). As a result of the Stock Split, every three shares of issued and outstanding Class A common stock were combined into one issued and outstanding share of Class A common stock, and every three shares of issued and outstanding Class B common stock were combined into one issued and outstanding share of Class B common stock, without any change in the par value per share. Fractional shares were issued and no cash was paid by the Company in respect of fractional shares or otherwise in the Stock Split. The Stock Split reduced the number of shares of Class A common stock issued and outstanding from 74,212,408 shares to 24,737,470 shares, and reduced the number of shares of Class B common stock issued and outstanding from 53,253,157 shares to 17,751,053 shares.
As a result of the rebranding discussed in Note 1 to these consolidated financial statements, and in connection with the Stock Split, the Company's Class A and Class B common stock began trading on a Stock Split-adjusted basis on October 24, 2018 under the symbols “AMTB” (for the Class A shares) and “AMTBB” (for the Class B shares). The Company’s Class A and Class B shares had previously traded under the symbols “MBNA” and “MBNAA”, respectively.
All references made to share or per share amounts in the consolidated financial statements for the periods presented and applicable disclosures have been retroactively adjusted to reflect the Exchange and Stock Split. In addition, as a result of the Exchange and Stock Split, the Company reclassified an amount equal to the reduction in the number of Company Shares at par value to additional paid-in capital on its consolidated financial statements for the periods presented.
c) Class A Common Stock
Shares of the Company’s Class A common stock issued and outstanding as of December 31, 2018 and 2017 were 26,851,832 and 24,737,470, respectively.
IPO
On December 21, 2018, the Company closed the IPO of 6,300,000 shares of its Class A common stock at a public offering price of $13.00 per share. Of the 6,300,000 shares of Class A common stock sold in the offering, the Company sold 1,377,523 shares of Class A common stock and MSF sold all of its 4,922,477 shares of Class A common stock. In addition, the Company granted the underwriters a 30-day option to purchase up to an additional 945,000 shares of Class A common stock at the public offering price, less the underwriting discount, to cover over-allotment. The net proceeds to the Company from the sale of its shares of Class A common stock in the IPO were approximately $17.9 million. The Company received no proceeds from the sale of its shares of Class A common stock in the IPO by MSF.
On January 23, 2019, the Underwriters partially exercised their over-allotment option by purchasing 229,019 shares of the Company’s Class A common stock at the public offering price of $13.00 per shares of Class A common stock. The net proceeds to the Company from this transaction were approximately $3.0 million.
MSF agreed to pay all underwriting discounts, commissions and offering expenses with respect to the IPO.
Private Placements
On February 1, 2019 and February 28, 2019, the Company issued and sold 153,846 and 1,750,000 shares of its Class A common stock, respectively, in private placements exempt from registration under Section 4(a)(2) of the Securities Act and Securities and SEC Rule 506 (the “Private Placements”). The net proceeds to the Company from the Private Placements totaled approximately $26.7 million.
Stock Compensation Award
On December 21, 2018, in connection with the closing of the Company’s IPO, the Company’s directors were granted restricted stock units, and various Company officers and employees were granted restricted Class A common stock awards, under the 2018 Equity Plan. Under this plan, the Company issued an aggregate of 736,839 shares of restricted stock during 2018. Refer to Note 11 to our consolidated financial statements for additional information about common stock transactions under the 2018 Equity Plan.
d) Class B Common Stock and Treasury Stock
Shares of the Company’s Class B common stock issued and outstanding as of December 31, 2018 and 2017 were 17,751,053.
On December 27, 2018, following the December 21, 2018 closing of the Company’s IPO, the Company and MSF entered into the Class B Purchase Agreement. Pursuant to the Class B Purchase Agreement, the Company agreed to purchase up to all 3,532,457 shares of its nonvoting Class B common stock from MSF using the net proceeds from the Company’s sale of its Class A common stock. On December 28, 2018, the Company completed the purchase of 1,420,136 shares of Class B common stock from MSF for $12.61 per shares of Class B common stock, representing an aggregate purchase price of approximately $17.9 million. The aforementioned 1,420,136 shares of Class B common stock are held in treasury stock under the cost method.
On March 7, 2019, the Company repurchased all of MSF’s 2,112,321 remaining shares of nonvoting Class B common stock at a weighted average price of $13.48 per share with proceeds from the IPO over-allotment exercise and the Private Placements, representing an aggregate purchase price of approximately $28.5 million. The aforementioned 2,112,321 shares of Class B common stock are held in treasury stock under the cost method.
e) Dividends
On March 13, 2018, the Company paid a special, one-time, cash dividend of $40.0 million to MSF, or $0.94 per common share.